Fair Value Measurement	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurement

Note 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account:
U.S. Treasury Securities(1)	$344,931,000	$—	$—
Derivative warrant liabilities:
Private placement warrants			$16,236,000
Public warrants			$26,047,500
(1)	Excludes $79,316 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels of the hierarchy during the period from August 17, 2020 (inception) through December 31, 2020.

The fair value of the Public Warrants issued in connection with the Initial Public Offering and Private Placement Warrants were initially and subsequently been measured at fair value using a Monte Carlo simulation model at each measurement date. For the period ended December 31, 2020, the Company recognized an expense in the statement of operations resulting from an increase in the fair value of derivative warrant liabilities of approximately $16.2 million.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of	As of
	November 30, 2020	December 31, 2020
Stock Price	$9.33 – $10.00	$9.91 – $10.80
Option term (in years)	5.00	5.00
Volatility	25%	25%
Risk-free interest rate	0.36% – 0.45%	0.36% – 0.44%
Dividend yield	0%	0%
Business combination probability	70%	85%

The change in the fair value of the derivative warrant liabilities for the period from August 17, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities as of November 30, 2020	$26,115,000
Change in fair value of derivative warrant liabilities	16,168,500
Derivative warrant liabilities as of December 31, 2020	$42,283,500

Note 8 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liabilities - Public warrants	$31,050,000	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	20,394,000
Total fair value	$376,097,393	$—	$20,394,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Treasury Securities (1)	$344,931,000	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	26,047,500
Derivative warrant liabilities – Private placement warrants	—	—	16,236,000
Total fair value	$344,931,000	$—	$42,283,500
(1)	Excludes $79,316 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The Company transferred $31,567,500 of Public Warrants out of Level 3 to Level 1 due to the use of a quoted price in an active market. There were no other transfers between levels for the three and six months ended June 30, 2021.

As of December 31, 2020, the fair value of the Public Warrants issued in connection with the Initial Public Offering and Private Placement Warrants were measured at fair value using a Monte Carlo simulation model. As of June 30, 2021, the Company utilizes the Black-Scholes option pricing model and a quoted price in an active market to estimate the fair value of the Private Placement Warrants and Public Warrants, respectively, with changes in fair value recognized in the unaudited condensed consolidated statement of operations. For the three months ended June 30, 2021, the Company recognized a change from an increase in the fair value of liabilities of approximately $1,013,000 and for six months ended June 30, 2021, the Company recognized a change from a decrease in the fair value of liabilities of approximately $9,161,000 presented on the accompanying unaudited condensed consolidated statements of operations.

The change in the fair value of the derivative warrant liabilities, measured with Level 3 inputs, for three and six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities as of January 1, 2021	$42,283,500
Transfer of Public Warrants from Level 3	(26,047,500)
Change in fair value of derivative warrant liabilities	4,653,000
Derivative warrant liabilities as of March 31, 2021	$20,889,000
Change in fair value of derivative warrant liabilities	(495,000)
Derivative warrant liabilities as of June 30, 2021	$20,394,000

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of	As of
	June 30,	December 31,
	2021	2021
Stock Price	9.99	$9.91-$10.80
Option term (in years)	5.00	5.00
Volatility	28%	27.5%
Risk-free interest rate	0.87%	0.36%-0.44%
Dividend yield	0%	0%
Business combination probability	100%	85%

Sunlight
Fair Value Measurement

Note 7. Fair Value Measurement

The carrying values and fair values of Sunlight’s assets and liabilities recorded at fair value on a recurring or non-recurring basis, as well as other financial instruments for which fair value is disclosed, at June 30, 2021 and December 31, 2020 were as follows:

	Principal
	Balance
	or
	Notional	Carrying	Fair Value
	Amount	Value	Level 1	Level 2	Level 3	Total
June 30, 2021
Assets:
Financing Receivables:
Loan participations, held-for-investment	$5,252	$4,410	$—	$—	$4,790	$4,790
Loans, held-for-investment	351	297	—	—	310	310
Cash and cash equivalents	62,521	62,521	62,521	—	—	62,521
Restricted cash	3,861	3,861	3,861	—	—	3,861
Contract derivatives	51,072	648	—	—	648	648

Liabilities:
Debt	20,613	20,613	—	—	20,613	20,613
Warrants	9,544	9,708	—	—	9,708	9,708
Guarantee obligation	n.a.	211	—	—	211	211

December 31, 2020
Assets:
Financing Receivables:
Loan participations, held-for-investment	5,997	5,029	—	—	5,140	5,140
Loans, held-for-investment	354	304	—	—	310	310
Cash and cash equivalents	49,583	49,583	49,583	—	—	49,583
Restricted cash	3,122	3,122	3,122	—	—	3,122
Contract derivatives	59,770	1,435	—	—	1,435	1,435

Liabilities:
Debt	14,625	14,625	—	—	14,625	14,625
Warrants	4,700	5,643	—	—	5,643	5,643
Guarantee obligation	n.a.	839	—	—	839	839

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value and such changes could result in a significant increase or decrease in the fair value.

Sunlight’s assets and liabilities measured at fair value on a recurring basis using Level 3 inputs changed as follows:

	Assets	Liabilities
	Contract
	Derivatives	Warrants
December 31, 2020	$1,435	$5,643
Transfers(a)
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	4,065
Included in change in fair value of contract derivatives, net	(787)	—
Included in realized gains on contract derivatives, net	2,986	—
Payments, net	(2,986)	—
June 30, 2021	$648	$9,708

December 31, 2019	$—	$133
Transfers(a)
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	(29)
Included in change in fair value of contract derivatives, net	455	—
Included in realized gains on contract derivatives, net	121	—
Payments, net	(121)	—
June 30, 2020	$455	$104

Contract Derivative Valuation — Fair value estimates of Sunlight's contract derivatives are based on an internal pricing model that uses a discounted cash flow valuation technique, incorporates significant unobservable inputs, and includes assumptions that are inherently subjective and imprecise. Significant inputs used in the valuation of Sunlight’s contract derivatives include:

Contract Derivative	Significant Inputs
1

Inputs include expected cash flows from the financing and sale of applicable Indirect Channel Loans and discount rates that market participants would expect for the Indirect Channel Loans. Significant increases (decreases) in the discount rates in isolation would result in a significantly lower (higher) fair value measurement.

2

Inputs include expected prepayment rate of applicable Indirect Channel Loans sold to the Indirect Channel Loan Purchaser. Significant increases (decreases) in the expected prepayment rate in isolation would result in a significantly higher (lower) fair value measurement.

The following significant assumptions were used to value Sunlight’s contract derivative:

	June 30,	December 31,
	2021	2020
Contract Derivative 1
Discount rate	9.2%	8.1%
Weighted average life (in years)	0.2	0.3
Contract Derivative 2
Expected prepayment rate	75.0%	n.a.

Compensation Unit and Warrant Valuation — To determine the grant-date value of each Class C Unit and LTIP Unit granted during the three months ended June 30, 2021 and 2020 as well as the fair value of warrants at June 30, 2021 and December 31, 2020, an independent third-party valuation firm (a) uses an income valuation approach to determine the fair value of Sunlight’s equity on a quarterly basis and (b) allocates that fair value to each class of interest in Sunlight’s equity and warrants thereon on a per unit basis using an option pricing method. Sunlight determines the grant-date fair value of an award using the value at the quarter-end closest to the grant date of the award. Significant increases (decreases) in the cost of equity, volatility, tax rate, and equity term in isolation would result in a significantly lower (higher) fair value measurement. The following significant assumptions were used to value Sunlight’s equity and warrants thereon, on a weighted-average basis:

	June 30,	December 31,
Assumption	2021	2020
Cost of equity	22.5%	22.5%

Volatility	46.0%	46.0%
Tax rate	26.0%	26.0%
Term (in years)	3.0	3.0

At June 30, 2021 and December 31, 2020, Sunlight applied a hybrid probability-weighted expected return valuation method, which incorporated two scenarios: (a) a scenario using a market valuation approach that assumed Sunlight completed the business combination described in Note 11 and (b) a remain private scenario that used the aforementioned income valuation approach. The concluded fair value at June 30, 2021 reflects an adjustment for lack of marketability of 20.0% to 30.0%, and Sunlight considered the estimated probability of the completed business combination described in Note 11 of 95.0% was reasonable given Sunlight had entered into a binding agreement for the business combination with Spartan and such business combination was imminent.